Combined And Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash Flows from Operating Activities:
Net income	$ 51,380	$ 131,229	$ 146,306	$ 211,236	$ 132,932
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on firm purchase commitment	18,544
Depreciation, depletion and amortization	42,377	35,832	48,157	32,323	24,554
Deferred income tax expense	14,630	10,885	15,426	15,174	14,618
Payments (in excess of) less than expense for retirement plans	267	(3,081)	(5,979)	3,309	1,607
Changes in working capital pertaining to operating activities:
Accounts receivable	(4,157)	41,994	34,733	(38,577)	(13,668)
Inventories	(112,822)	(1,353)	(31)	(27,078)	(32,674)
Accounts payable and accrued liabilities	53,904	42,590	54,163	(8,300)	39,478
Taxes payable	(2,236)	2,836	1,870	(240)	(714)
Other	(3,208)	(7,007)	1,958	(601)	5,197
Net cash provided by operating activities	58,679	253,925	296,603	187,246	171,330
Cash Flows from Investing Activities:
Capital expenditures	(184,217)	(135,833)	(215,657)	(215,194)	(304,473)
Acquisition of business, net of cash received	(37,575)
Proceeds from sale of assets		72	1,736	88	4
Net cash used in investing activities	(221,792)	(135,761)	(213,921)	(215,106)	(304,469)
Cash Flows from Financing Activities:
Proceeds from issuance of long-term debt	698,500
Debt issuance costs	(18,874)
Repayment of long-term debt	(750)
Purchase of noncontrolling interest in Indiana Harbor facility	(34,000)
Net increase (decrease) in advances from affiliate	(412,783)	(113,636)	(56,195)	25,497	205,831
Contribution from parent			1,000
Repayments of revolving credit loans from affiliate					(10,000)
Repayments of borrowings under deficit funding agreement with related party					(55,968)
Repayments of notes payable assumed in acquisition	(2,315)
Increase (decrease) in payable to affiliate	5,279	30,296	30,795	733	24,124
Cash distributions to noncontrolling interests in cokemaking operations	(1,186)	(19,296)	(20,931)	(18,611)	(30,284)
Net cash provided by (used in) financing activities	233,871	(102,636)	(45,331)	7,619	133,703
Net increase (decrease) in cash and cash equivalents	70,758	15,528	37,351	(20,241)	564
Cash and cash equivalents at beginning of period	40,092	2,741	2,741	22,982	22,418
Cash and cash equivalents at end of period	$ 110,850	$ 18,269	$ 40,092	$ 2,741	$ 22,982